Trade accounts and other accounts payable (Details Textual) $ in Thousands, $ in Thousands	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)
Disclosure of trade accounts and other accounts payables [Abstract]
Provisions	$ 39,320	$ 2,000	$ 41,280	$ 2,000	$ 51,630	$ 3,000